CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Sub-classifications of financial information
Concessionary loans outstanding	kr 547		kr 663
Result of previous concessionary credit program	(36)		(42)
Administrative remuneration for concessionary loans	(2)		(2)
Comprehensive income
Interest income	6,083		5,153		kr 3,896
Interest expenses	(4,366)		(3,711)		(2,213)
Net interest income	1,717		1,442		1,683
Foreign exchange effects	2		(3)		0
Financial position for CIRR-system
Cash and cash equivalents	1,362	[1]	2,416	[1]	kr 1,231	[1]	kr 7,054
Derivatives	6,968		6,529
Other assets	9,334		4,980
Prepaid expenses and accrued revenues	2,747		2,657
Total assets	317,296		302,033
Derivatives	20,056		21,934
Accrued expenses and prepaid revenues	2,582		2,583
Total liabilities and equity	317,296		302,033
Committed undisbursed loans	52,150		50,814
Binding offers	2,800		744
CIRR-System
Comprehensive income
Interest income	2,074		1,624
Interest expenses	(1,912)		(1,480)
Net interest income	162		144
Interest compensation	1		20
Foreign exchange effects	5		9
Profit before compensation to SEK	168		173
Administrative remuneration to SEK	(192)		(155)
Operating profit CIRR-system	(24)		18
Reimbursement to (-) / from (+) the State	24		(18)
Financial position for CIRR-system
Cash and cash equivalents	0
Loans	76,120		69,922
Derivatives	26		502
Other assets	9,307		4,090
Prepaid expenses and accrued revenues	569		561
Total assets	86,022		75,075
Liabilities	76,257		70,144
Derivatives	9,117		4,408
Accrued expenses and prepaid revenues	648		523
Total liabilities and equity	86,022		75,075
Committed undisbursed loans	47,868		47,664
Binding offers	kr 37		kr 616

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.